LONG-TERM LOANS (Tables)	6 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt Instruments [Table Text Block]

	June 30, 2019	December 31, 2019
		(Unaudited)
Malaysian Ringgit (MYR) denominated loan	947	905
Singapore Dollar (SGD) denominated loan	346	310
Convertible Bond	19,995	—

	$21,288	$1,215

Less: current portion	(20,310)	(319)

	$978	$896

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments for all outstanding long-term loans as of December 31, 2019 are as follows:

December 31, 2019
(Unaudited)
January 1, 2020 – December 31, 2020	$406
January 1, 2021 – December 31, 2021	276
January 1, 2022 – December 31, 2022	229
January 1, 2023 – December 31, 2023	125
January 1, 2024 and onwards	179

$1,215